Cover Page	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document period end date	Sep. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Registrant Name	TITAN MEDICAL INC
Entity Central Index Key	0000840551
Current Fiscal Year End Date	--12-31